VARIABLE INTEREST ENTITIES (Tables) (Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH and Co. KG
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in condensed consolidated balance sheets (unaudited)

   The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

	March 31, 2014	December 31, 2013
Current assets	$180	$147
Property, plant and equipment, net	363	369
Other noncurrent assets	77	76
Deferred income taxes	28	28
Intangible assets	16	17
Goodwill	16	16

Total assets	$680	$653

Current liabilities	$359	$330
Long-term debt	65	72
Deferred income taxes	9	9
Other noncurrent liabilities	43	45

Total liabilities	$476	$456

The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2013 and 2012 (dollars in millions):

	December 31,
	2013	2012
Current assets	$147	$163
Property, plant and equipment, net	369	378
Other noncurrent assets	76	61
Deferred income taxes	28	45
Intangible assets	17	19
Goodwill	16	16

Total assets	$653	$682

Current liabilities	$330	$348
Long-term debt	72	82
Deferred income taxes	9	8
Other noncurrent liabilities	45	102

Total liabilities	$456	$540